COMMITMENTS AND CONTINGENCIES (Details Narrative)						1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 07, 2021 USD ($)	Oct. 04, 2021 USD ($)	Jul. 27, 2020 USD ($)	Jun. 01, 2020 USD ($)	Jan. 29, 2020 USD ($)	Jan. 31, 2022 Case	Mar. 31, 2022 USD ($) Integer	Jun. 30, 2022 USD ($) Integer	Sep. 30, 2022 USD ($) Integer	Dec. 31, 2021 USD ($) Case Integer		Dec. 31, 2020 USD ($) Case
Loss Contingencies [Line Items]
Loss contingency pending claims number | Integer								10	10
Self-insured reserve							$ 140,000 [1]	$ 154,000 [2]	$ 109,000	$ 162,000	[1],[3]	$ 183,000	[3]
Accounts Payable [Member]
Loss Contingencies [Line Items]
Self-insured reserve							100,000	100,000	100,000	100,000		$ 100,000
Accrued Expenses [Member]
Loss Contingencies [Line Items]
Self-insured reserve							$ 100,000	$ 100,000	$ 100,000	$ 200,000
Fair Labor Standards Legal Complaint [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought										Additionally, the plaintiff is seeking, for Putative Class Members, back pay equal to the amount of all unpaid overtime pay for three years preceding October 7, 2021 plus an additional equal amount in liquidation damages, punitive damages of not less than $150.00 for each day the violation continued, an award of 6% of the total unpaid wages or $200.00 for each instance of failure to pay wages owed within thirty days, whichever is greater, attorney’s fees and costs, and any other relief the plaintiff is entitled to. The Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.
Percentage of total unpaid wages	6.00%
Punitive damages for each instance of failure to pay wages owed within thirty days	$ 200.00
Minimum [Member]
Loss Contingencies [Line Items]
Offer to settle claims		$ 10,000
Maximum [Member] | Fair Labor Standards Legal Complaint [Member]
Loss Contingencies [Line Items]
Punitive damages	$ 150.00
Pending Litigation [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims number | Integer								13	13	13
Pending Litigation [Member] | ARKANSAS
Loss Contingencies [Line Items]
Loss contingency claims after disposal of facilities | Integer							4	4	4
Pending Litigation [Member] | GEORGIA | Minimum [Member] | State County Of Chatham [Member]
Loss Contingencies [Line Items]
Damages sought per claim or falsification			$ 10,000
Pending Litigation [Member] | GABON | Minimum [Member] | State County Of Chatham [Member]
Loss Contingencies [Line Items]
Damages sought per claim or falsification				$ 10,000
Pending Litigation [Member] | GABON | Minimum [Member] | State Court Of Chatham County [Member]
Loss Contingencies [Line Items]
Damages sought per claim or falsification			$ 10,000
Professional And General Liability Actions [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims number | Case										15
Professional And General Liability Actions [Member] | Dismissed Litigation [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Number of claims dismissed | Case						2
Professional And General Liability Actions [Member] | Legacy Action From Prior To Transition [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims number | Case										1
Professional And General Liability Actions [Member] | Action Related To Overtime Claim [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims number | Case										1
Professional And General Liability Actions [Member] | Patient Care That Current Or Prior Tenants Provided To Their Patients [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims number | Case										13
Former Patients [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims number | Case										1		1
Former Patients [Member] | Dismissed Litigation [Member]
Loss Contingencies [Line Items]
Number of claims dismissed | Case												1
Former Patients [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims number | Case										0
Former Patients [Member] | Settled Litigation [Member] | ARKANSAS
Loss Contingencies [Line Items]
Litigation settlement amount					$ 40,000
Pending Litigation [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims number							10			13		13
Pending Litigation [Member] | ARGENTINA
Loss Contingencies [Line Items]
Loss contingency claims after disposal of facilities | Case										4

[1]	The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third-party administrator and outside counsel to manage and defend the claims (see Note 11 - Commitments and Contingencies).
[2]	The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third-party administrator and outside counsel to manage and defend the claims (see Note 11 - Commitments and Contingencies).
[3]	The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third-party administrator and outside counsel to manage and defend the claims (see Note 14 - Commitments and Contingencies)